SCHEDULE OF NON-OPERATING INCOME/(LOSS) NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Income and Expenses [Abstract]
(Losses)/gains on disposal of long-term investments and subsidiaries, net		¥ (6,234)	¥ 272	¥ (23)
Others		2,255	513	(2,382)
Total other non-operating (loss)/income, net	$ (569)	¥ (3,979)	¥ 785	¥ (2,405)